Intangible Assets - Summary of Intangible Asset Acquired (Details)	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	3 years	3 years 4 months 24 days
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	3 years	3 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	5 years	5 years
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	2 years	3 years